As filed with the U.S. Securities and Exchange Commission on May 17, 2019

SECURITIES ACT FILE NO. 33-52742

INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 113	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 114	☒

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Life & Retirement

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

This filing relates solely to SA American Funds VCP Managed Allocation Portfolio.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 113 to the Registration Statement of SunAmerica Series Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 112 on Form N-1A filed on April 30, 2019.  This PEA No. 113 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 112 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 113 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 113 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 17th day of May, 2019.

SUNAMERICA SERIES TRUST
(Registrant)

BY:	/s/ JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ JOHN T. GENOY	President (Principal Executive Officer)	May 17, 2019
John T. Genoy

/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and	May 17, 2019
Gregory R. Kingston	Accounting Officer)

*	Trustee	May 17, 2019
Garrett F. Bouton

*	Trustee	May 17, 2019
Carl D. Covitz

*	Trustee	May 17, 2019
Peter A. Harbeck

*	Trustee	May 17, 2019
Jane Jelenko

*	Trustee	May 17, 2019
Allan L. Sher

*	Trustee	May 17, 2019
Gilbert T. Ray

*	Trustee	May 17, 2019
Bruce G. Willison

* By:	/s/ EDWARD J. GIZZI	May 17, 2019
Edward J. Gizzi
Attorney-in-Fact

*Pursuant to a Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase